Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 2,523	$ 2,255
Cost	4,534	3,976	$ 4,140	$ 3,433
Accumulated amortization and impairment	(1,802)	(1,544)	(1,617)	(1,178)
Addition	132	113
Capitalized borrowing costs	10	5
Write-offs	(1)	(1)
Transfers	4	2
Amortization	(94)	(72)
Translation adjustment	158	295
Balance at June 30, 2025	2,732	2,432
Impairment recognition (note 20)		(165)
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,750	1,697
Cost	2,118	1,973	1,984	1,750
Accumulated amortization and impairment	(250)	(217)	(234)	(53)
Addition	10	7
Capitalized borrowing costs
Write-offs
Transfers
Amortization	(1)	(2)
Translation adjustment	109	219
Balance at June 30, 2025	1,868	1,756
Impairment recognition (note 20)		(165)
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	751	538
Cost	2,393	1,980	2,134	1,663
Accumulated amortization and impairment	(1,552)	(1,327)	(1,383)	(1,125)
Addition	122	106
Capitalized borrowing costs	10	5
Write-offs	(1)	(1)
Transfers	4	2
Amortization	(93)	(70)
Translation adjustment	48	73
Balance at June 30, 2025	841	653
Impairment recognition (note 20)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	22	20
Cost	23	23	$ 22	$ 20
Addition
Capitalized borrowing costs
Write-offs
Transfers
Amortization
Translation adjustment	1	3
Balance at June 30, 2025	$ 23	23
Impairment recognition (note 20)